INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2019
Income taxes
Reduction in uncertain tax provisions	$ 51
Reduction in uncertain tax provisions, gross	117
Current and non-current income tax assets	16	$ 112
Non-recognized losses	9,423	9,735
Deferred tax liability	141	180	[1]	$ 180
Luxembourg
Income taxes
Non-recognized losses	6,052	6,135
Netherlands
Income taxes
Non-recognized losses	2,937	2,762
Russian, Algerian and Pakistan
Income taxes
Deferred tax liability	52	50
Foreign subsidiaries outside Netherlands
Income taxes
Undistributed earnings of VEON's foreign subsidiaries	$ 6,194	$ 6,330

[1]	* Certain comparative amounts have been reclassified to conform to the current period presentation, refer to Note 23 for further details.